Equity (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	3,641
Series D Preferred converted to common stock	(800)	(4,138)
Issuance of Series E Preferred stock	8,361
Preferred stock, ending balance	11,202	3,641
Series D Preferred Stock [Member]
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	3,641
Series D Preferred converted to common stock	(800)
Issuance of Series E Preferred stock	0
Preferred stock, ending balance	2,841
Series E Preferred Stock [Member]
Activity of Series D Redeemable Preferred stock
Preferred stock, beginning balance	0
Series D Preferred converted to common stock	0
Issuance of Series E Preferred stock	8,361
Preferred stock, ending balance	8,361